Finance income and costs	12 Months Ended
Dec. 31, 2025
Finance income and costs [Abstract]
Finance income and costs
Note 8—Finance income and costs

€ million	2025	2024	2023
Finance income
Interest income 1	91	127	51
Interest income: Reversal of withholding tax interest provision	45	—	—
Interest income: Swap transactions	24	—	—
Finance lease income	—	5	—
Net foreign exchange gains 2	—	4	13

Total	160	136	64

€ million	2025	2024	2023
Finance costs
Interest expense on borrowings (excluding amounts capitalised)	(178)	(104)	(86)
Interest expense: Swap transactions	(33)	—	—
Interest expense on lease liabilities	(19)	(2)	(2)
Interest expense on revenue recognition	(16)	(8)	(7)
Other finance costs	(16)	(15)	(8)
Amortisation of loan origination costs	(12)	(10)	(3)
Net foreign exchange losses 2	(58)	—	—

Total	(332)	(139)	(106)

1	Mainly interest income on term deposits and money market funds
2
Net foreign exchange gains / losses are mostly related to revaluation of bank accounts, deposits, intercompany balances and other monetary items denominated in US dollars. 2025 net foreign exchange losses include an amount of EUR 36 million related to cumulative translation impact reclassified to the consolidated income statement on the liquidation of foreign subsidiaries.